THE ADVISORS’ INNER CIRCLE FUND	SANDS CAPITAL GLOBAL
GROWTH FUND
January 31, 2022 (Unaudited)

Schedule of Investments

Common Stock — 95.3%

	SHARES	VALUE

Argentina — 2.2%
MercadoLibre *	43,238	$48,948,010

Australia — 3.8%
Atlassian, Cl A *	257,488	83,513,658

Canada — 2.9%
Shopify, Cl A *	67,195	64,792,107

China — 2.3%
JD.com, Cl A *,(A)	38,119	1,216,311
Tencent Holdings	811,100	50,392,059

		51,608,370

Germany — 3.1%
Zalando *	886,742	70,118,700

India — 6.7%
Asian Paints	931,864	39,611,389
Housing Development Finance	1,392,437	47,558,065
Titan	1,939,261	61,960,854

		149,130,308

Japan — 4.6%
Keyence	150,100	77,195,326
Nihon M&A Center Holdings	1,663,700	26,167,279

		103,362,605

Netherlands — 8.9%
Adyen *	40,155	81,498,996
ASML Holding, Cl G	171,859	116,382,915

		197,881,911

Singapore — 3.3%
Sea ADR *	487,422	73,264,401

Thailand — 1.9%
CP ALL	21,727,800	41,152,213

THE ADVISORS’ INNER CIRCLE FUND	SANDS CAPITAL GLOBAL
GROWTH FUND
January 31, 2022 (Unaudited)

Common Stock — continued

	SHARES	VALUE

United Kingdom — 3.6%
Entain *	3,717,257	$80,097,818

United States — 52.0%
Communication Services— 10.3%
Alphabet, Cl A *	22,194	60,058,518
Alphabet, Cl C *	15,423	41,857,559
Meta Platforms, Cl A *	192,465	60,291,586
Netflix *	159,016	67,922,094

		230,129,757

Consumer Discretionary— 12.7%
Amazon.com *	34,505	103,220,672
Aptiv *	390,274	53,303,623
DoorDash, Cl A *	359,284	40,775,141
NIKE, Cl B	594,419	88,015,621

		285,315,057

Health Care— 11.2%
Align Technology *	123,455	61,105,287
Dexcom *	175,280	75,454,534
Edwards Lifesciences *	734,728	80,232,298
iRhythm Technologies *	270,369	33,750,162

		250,542,281

Information Technology— 17.8%
Block, Cl A *	285,131	34,868,670
Cloudflare, Cl A *	507,269	48,900,732
Lam Research	118,268	69,768,658
Okta, Cl A *	220,239	43,583,096
Snowflake, Cl A *	217,362	59,970,176
Twilio, Cl A *	167,951	34,618,060
Visa, Cl A	449,217	101,599,409

		393,308,801

		1,159,295,896

Total Common Stock
(Cost $1,314,578,158)		2,123,165,997

Total Investments— 95.3%
(Cost $1,314,578,158)		$2,123,165,997

THE ADVISORS’ INNER CIRCLE FUND	SANDS CAPITAL GLOBAL
GROWTH FUND
January 31, 2022 (Unaudited)

Percentages are based on Net Assets of $2,228,682,324.
*	Non-income producing security.
(A)	Level 3 security in accordance with fair value hierarchy.

ADR — American Depositary Receipt

Cl — Class

The summary of input levels used to value the Portfolio’s net assets as of January 31, 2022 was as follows:

Investments in Securities	Level 1	Level 2	Level 3^	Total

Common Stock

Argentina	$48,948,010	$—	$—	$48,948,010

Australia	83,513,658	—	—	83,513,658

Canada	64,792,107	—	—	64,792,107

China	—	50,392,059	1,216,311	51,608,370

Germany	—	70,118,700	—	70,118,700

India	—	149,130,308	—	149,130,308

Japan	—	103,362,605	—	103,362,605

Netherlands	116,382,915	81,498,996	—	197,881,911

Singapore	73,264,401	—	—	73,264,401

Thailand	—	41,152,213	—	41,152,213

United Kingdom	—	80,097,818	—	80,097,818

United States	1,159,295,896	—	—	1,159,295,896

Total Common Stock	1,546,196,987	575,752,699	1,216,311	2,123,165,997

Total Investments in Securities	$1,546,196,987	$575,752,699	$1,216,311	$2,123,165,997

^

A reconciliation of Level 3 instruments is presented when the Fund has a significant amount of Level 3 investments at the beginning and/or end of the period in relation to net assets. Management has concluded that Level 3 investments are not material in relation to net assets.

For information on the Fund’s policy regarding valuation of investments, fair value hierarchy levels and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.

SAN-QH-001-2400